Total Share-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 73	$ 200
Cost of Services
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense		13
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	73	181
Selling Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense		$ 6